Taxation (Details) - Schedule of reconciliation between accounting profit and taxation expense (Parentheticals)	12 Months Ended
	Feb. 28, 2021		Feb. 29, 2020	Feb. 28, 2019
Schedule of reconciliation between accounting profit and taxation expense [Abstract]
Applicable taxation rate	17.00%	[1]	28.00%	28.00%

[1]	This is the corporate tax rate in Singapore.